Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
LOSS PER SHARE
21.	LOSS PER SHARE

Basic loss per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the if-converted method and the treasury stock method. The effect of the convertible senior notes, share options and restricted share units were excluded from the computation of diluted net loss per share for the years ended December 31, 2019, 2020 and 2021, as its effect would be anti-dilutive.

Basic and diluted loss per Class A and Class B ordinary share for the years ended December 31, 2019, 2020 and 2021 are calculated as follows:

	Year ended December 31,
	2019		2020		2021		2021
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to iQIYI, Inc.	(4,506,557)	(5,816,772)	(3,127,160)	(3,911,201)	(2,983,984)	(468,253)	(3,185,600)	(499,890)
Accretion of redeemable noncontrolling interests	(673)	(869)	(3,149)	(3,938)	(9,836)	(1,543)	(10,500)	(1,648)
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	(4,507,230)	(5,817,641)	(3,130,309)	(3,915,139)	(2,993,820)	(469,796)	(3,196,100)	(501,538)

Denominator:
Weighted average number of ordinary shares outstanding, basic	2,228,491,004	2,876,391,396	2,299,788,661	2,876,391,396	2,694,345,310	2,694,345,310	2,876,391,396	2,876,391,396
Weighted average number of ordinary shares outstanding, diluted	2,228,491,004	2,876,391,396	2,299,788,661	2,876,391,396	2,694,345,310	2,694,345,310	2,876,391,396	2,876,391,396

Net loss per share, basic	(2.02)	(2.02)	(1.36)	(1.36)	(1.11)	(0.17)	(1.11)	(0.17)
Net loss per share, diluted	(2.02)	(2.02)	(1.36)	(1.36)	(1.11)	(0.17)	(1.11)	(0.17)